Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
TOI Parent Inc.
Summary of disaggregation of revenue

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2021	2020	2021	2020
Patient services
Capitated revenue	$14,124,468	$9,720,441	$39,351,829	$26,177,975
FFS revenue	18,842,933	19,943,443	53,023,939	60,807,538
Subtotal	32,967,401	29,663,884	92,375,768	86,985,513
Dispensary revenue	17,918,035	16,162,528	53,317,877	46,347,096
Clinical research trials & other revenue	1,389,522	1,423,032	5,004,889	5,216,372
Total	$52,274,958	$47,249,444	$150,698,534	$138,548,981

			Period from	Period from
			September 20,	January 1,
	Year Ended	Year Ended	2018 through	2018 through
	December 31,	December 31,	December 31,	September 19,
	2020	2019	2018	2018
			Successor	Predecessor
Patient services
Capitated revenue	$37,381,005	$31,229,328	$8,947,525	$20,560,867
FFS revenue	79,435,792	66,395,553	12,337,260	27,966,161
Subtotal	116,816,797	97,624,881	21,284,785	48,527,028
Dispensary revenue	63,889,875	49,953,992	13,201,609	26,757,955
Clinical research trials and other revenue	6,807,989	7,826,311	2,872,995	515,742
Total	$187,514,661	$155,405,184	$37,359,389	$75,800,725